Loss per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Summary of Loss per share
The following table reflects the loss and share data used in the basic and diluted loss per share calculations for the years ended December 31, 2021, 2020, and 2019:

	2021	2020	2019
Loss attributable to ordinary equity holders of the Company (in €‘000)	(319,672)	(43,256)	(43,104)
Weighted average number of ordinary shares outstanding	100	100	100
Basic and diluted loss per share (in €‘000)	(3,197)	(433)	(431)